Income Taxes (Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year		¥ 26,128	¥ 40,021	¥ 33,005
Increase		2,060	2,029	9,108
Decrease		(2,676)	(14,631)	(1,443)
Other	[1]	1,219	(1,291)	(649)
Balance at end of year		¥ 26,731	¥ 26,128	¥ 40,021

[1]	Other consists mainly of business combinations and foreign currency translation adjustments.